Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2019
Office Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets	7.00%
Leaseholds and Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets	Over the shorter of the related lease period or the life of the asset
Minimum [Member] | Computer Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets	15.00%
Maximum [Member] | Computer Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives of assets	33.00%